Net Tangible Assets	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Net Tangible Assets
Net Tangible Assets

24. Net Tangible Assets

Net tangible assets per ordinary share have been determined using the net assets on the consolidated statement of financial position adjusted for non-controlling interests, intangible assets and goodwill.

32 Net Tangible Assets

Net tangible assets per ordinary share have been determined using the net assets on the consolidated statement of financial position adjusted for non-controlling interests, intangible assets and goodwill.